Partners' Capital (Units Outstanding) (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners' capital account, beginning balance	$ 169,712
Paid in kind unit distributions	138,685	$ 118,762	$ 137,775
Partners' capital account, ending balance	$ 334,090	$ 169,712
Series A
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners' capital account, beginning balance (in shares)	9,210	5,745	5,279
Partners' capital account, beginning balance	$ 169,712	$ 107,965	$ 94,811
Issuance of units (in shares)	0	2,571	0
Issuance of units	$ 0	$ 44,769	$ 0
Paid in kind unit distributions	$ 19,123	$ 16,978	$ 15,812
Partners' capital account, ending balance (in shares)	10,107	9,210	5,745
Partners' capital account, ending balance	$ 181,386	$ 169,712	$ 107,965
Series C
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners' capital account, beginning balance (in shares)	0	0	0
Partners' capital account, beginning balance	$ 0	$ 0	$ 0
Issuance of units (in shares)	8,571	0	0
Issuance of units	$ 115,457	$ 0	$ 0
Paid in kind unit distributions	$ 9,487	$ 0	$ 0
Partners' capital account, ending balance (in shares)	8,792	0	0
Partners' capital account, ending balance	$ 118,229	$ 0	$ 0
Series D
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners' capital account, beginning balance (in shares)	0	0	0
Partners' capital account, beginning balance	$ 0	$ 0	$ 0
Issuance of units (in shares)	2,333	0	0
Issuance of units	$ 34,475	$ 0	$ 0
Paid in kind unit distributions	$ 963	$ 0	$ 2,436
Partners' capital account, ending balance (in shares)	2,333	0	0
Partners' capital account, ending balance	$ 34,475	$ 0	$ 0
Paid-in-kind units
Increase (Decrease) in Partners' Capital [Roll Forward]
Paid in kind unit distributions	$ 14,446	$ 18,351	$ 17,810
Paid-in-kind units | Series A
Increase (Decrease) in Partners' Capital [Roll Forward]
Paid in kind unit distributions (in shares)	897	894	466
Paid in kind unit distributions	$ 11,674	$ 16,978	$ 13,154
Paid-in-kind units | Series C
Increase (Decrease) in Partners' Capital [Roll Forward]
Paid in kind unit distributions (in shares)	221	0	0
Paid in kind unit distributions	$ 2,772	$ 0	$ 0
Paid-in-kind units | Series D
Increase (Decrease) in Partners' Capital [Roll Forward]
Paid in kind unit distributions (in shares)	0	0	0
Paid in kind unit distributions	$ 0	$ 0	$ 0